Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20 - SUBSEQUENT EVENTS

The Company evaluated its subsequent events through February 28, 2025, the date the unaudited condensed consolidated financial statements were available to be issued.

In January 2025, the Company transferred 32% of Baijiayi Digital Technology (Henan) Co., Ltd. to a third party with consideration of nil. After the transaction, the Company holds 19% equity interest in Baijiayi Digital Technology (Henan) Co., Ltd.